United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 5, 2010

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$133,998,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      767    14665 SH       Sole                    13415              1250
AllianceBernstein Holdings LP  COM              01881g106      725    23650 SH       Sole                    22550              1100
Alpine Total Dynamic Fd        COM              021060108      113    12500 SH       Sole                    12500
American Express               COM              025816109      644    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108     1205    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1688    29570 SH       Sole                    29570
Berkshire Hathaway Inc. CL A   COM              084670108      365        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670207     3079    37892 SH       Sole                    34534              3358
Boeing Co.                     COM              097023105      234     3218 SH       Sole                     3218
Bristol-Myers Squibb           COM              110122108      844    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     4101   161322 SH       Sole                   146622             14700
Brookfield Infrastru Prtnrs LP COM              g16252102     1578    89692 SH       Sole                    84981              4711
CME Group Inc Cl A             COM              167760107      316     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      645    17636 SH       Sole                    17052               584
CapitalSource Inc.             COM              14055X102      435    77888 SH       Sole                    72038              5850
Cenovus Energy, Inc.           COM              15135U109      223     8500 SH       Sole                     8050               450
Charles Schwab                 COM              808513105     7640   408800 SH       Sole                   316950             91850
Chevron Corp.                  COM              166751107     1737    22900 SH       Sole                    19900              3000
CitiGroup Inc.                 COM              172967101      917   226442 SH       Sole                   193678             32764
Coca Cola Co.                  COM              191216100     1122    20400 SH       Sole                    18900              1500
Colgate-Palmolive              COM              194162103      445     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1474    82035 SH       Sole                    73910              8125
Comcast Corp. Cl A             COM              20030N101      301    16006 SH       Sole                    15020               986
ConocoPhillips                 COM              20825C104     1621    31687 SH       Sole                    31687
Copano Energy, LLC             COM              217202100     1395    57641 SH       Sole                    54641              3000
Crystal River Capital          COM              229393301       61    92525 SH       Sole                    83725              8800
Deere & Co.                    COM              244199105      714    12000 SH       Sole                    12000
DirectTV Group Inc.            COM              25459L106     1086    32106 SH       Sole                    28723              3383
Duke Energy Corp.              COM              26441c105      255    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      190    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      500    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      264     8500 SH       Sole                     8050               450
Enbridge Energy Management LLC COM              29250x103     2862    56065 SH       Sole                    53085              2979
Enstar Group LTD               COM              G3075P101      353     5110 SH       Sole                     4810               300
Ethan Allen Interiors          COM              297602104      216    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      130    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     4202    62738 SH       Sole                    62738
FPL Group Inc.                 COM              302571104      685    14182 SH       Sole                    14182
First Nat'l of Nebraska, Inc.  COM              335720108     2670      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      144    10000 SH       Sole                     9200               800
General Electric               COM              369604103     3436   188773 SH       Sole                   174323             14450
HSBC Holdings PLC              COM              404280406     1666    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107      981    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      815    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      379     7075 SH       Sole                     5850              1225
Icici Bank LTD                 COM              45104G104     1240    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      376     2933 SH       Sole                     2933
JPMorgan Chase                 COM              46625H100      235     5261 SH       Sole                     5261
Johnson & Johnson              COM              478160104    12084   185335 SH       Sole                   182835              2500
Kinder Morgan Energy Partners  COM              494550106      641     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     3061   123383 SH       Sole                   114283              9100
Level 3 Communications         COM              52729N100       17    10500 SH       Sole                    10500
Liberty Capital Ser A          COM              53071m302      220     6041 SH       Sole                     5410               631
Liberty Global Cl A            COM              530555101      852    29234 SH       Sole                    27242              1992
Liberty Global Ser C           COM              530555309     1501    51945 SH       Sole                    46553              5392
Liberty Media Hldg             COM              53071m104      472    30875 SH       Sole                    26635              4240
Lockheed Martin                COM              539831099      438     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     3895    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      236    12000 SH       Sole                     6000              6000
Markwest Energy Ptnr LP        COM              570759100     1280    41770 SH       Sole                    35470              6300
Marriott Intl. Inc.            COM              571903202      956    30327 SH       Sole                    30327
Martin Marietta Mtrl           COM              573284106      547     6550 SH       Sole                     5875               675
McDonald's Corp.               COM              580135101      250     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     5341   143000 SH       Sole                   143000
Microsoft Corp.                COM              594918104      798    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      643     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      740    44000 SH       Sole                    40300              3700
Nacco Inds Inc. CL A           COM              652957910      803    10825 SH       Sole                    10115               710
National Aust Bank             COM              632525408      581    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     1698   117806 SH       Sole                   108056              9750
Nokia Corp. Spon ADR           COM              654902209      160    10325 SH       Sole                    10325
Nuveen Govt Income Fund        COM              67090N109      193    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     2537    41400 SH       Sole                    36400              5000
Pfizer Inc.                    COM              717081103     2168   126406 SH       Sole                   120706              5700
Philip Morris Intl Inc         COM              718172109      496     9500 SH       Sole                     9500
Plum Creek Timber              COM              729251108      265     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      291     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     3219    70867 SH       Sole                    68767              2100
Royal Dutch Shell              COM              780259206     1140    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      318    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      491    21800 SH       Sole                    21800
St. Joe Co                     COM              790148100     1750    54085 SH       Sole                    47210              6875
Suncor Energy Inc.             COM              867229106      293     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1175    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      660    21379 SH       Sole                    13719              7660
Toronto-Dominion Bank          COM              891160509      463     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      359     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1180    68775 SH       Sole                    59450              9325
U.S. Bancorp                   COM              902973304     2033    78545 SH       Sole                    78545
VistaPrint Limited             COM              G93762204     9511   165800 SH       Sole                   153800             12000
W.P. Carey & Co LLC            COM              92930Y107     2729    92900 SH       Sole                    89825              3075
Wal-Mart Stores                COM              931142103      512     9200 SH       Sole                     9200
Walt Disney Co.                COM              254687106     1275    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      457    13275 SH       Sole                    12275              1000
Wells Fargo & Co.              COM              949746101     2925    94000 SH       Sole                    86000              8000
Westpac Banking Corp (ADR)     COM              961214301      572     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      553     1557 SH       Sole                     1432               125
Williams Companies             COM              969457100      222     9600 SH       Sole                     8100              1500
Zimmer Holdings Inc.           COM              98956p102      294     4960 SH       Sole                     4960
iShares S&P US PFD Fund                         464288687      310     8000 SH       Sole                     8000
Fidelity Asset Manager 50%     MUT              316069103      165 11472.5620 SH     Sole               11472.5620
Longleaf Partners Internationa MUT              543069405      267 19159.6660 SH     Sole               14910.0520         4249.6140
Putnam Health Sciences Trust   MUT              746778109      229 4655.1310 SH      Sole                4655.1310
T Rowe Price Growth Stock Fd I MUT              741479109      204 7101.7380 SH      Sole                7101.7380
Vanguard Inflation Protected S MUT              922031737      353 14331.9510 SH     Sole               14331.9510
Vanguard U.S. Value Fund       MUT              922020201      104 10836.3540 SH     Sole               10836.3540
REPORT SUMMARY		     106 DATA RECORDS	            133998      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED